Employee Benefit Plan, Schedule, Asset Held for Investment (Tables) - EBP CLW NR	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Schedule of Asset Held for Investment

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(e) Current value
	Registered Investment Company Funds:
	Dodge & Cox Funds	Dodge & Cox Stock Fund Class X	$11,291,518
	Conestoga Funds	Conestoga Small Cap Fund	5,598,266
	Dodge & Cox Funds	Dodge & Cox International Stock Fund	3,222,391
	Vanguard Funds	Vanguard International Growth Fund Admiral	1,742,077
	DFA	DFA Emerging Markets Core Equity	426,045
	Principal Funds	PIF Diversified Real Asset I	107,752
			22,388,049
	Common and Collective Trusts:
	State Street	State Street S&P 500 Index Fund	33,016,695
	Winslow	Winslow Large Cap Growth Fund Class I	21,936,098
	T. Rowe Price	T. Rowe Price Retirement Blend 2030 Trust	19,204,896
	T. Rowe Price	T. Rowe Price Retirement Blend 2035 Trust	18,919,599
	T. Rowe Price	T. Rowe Price Retirement Blend 2040 Trust	12,649,213
	Galliard	Galliard Stable Return Fund E	11,497,020
	T. Rowe Price	T. Rowe Price Retirement Blend 2045 Trust	10,894,104
	T. Rowe Price	T. Rowe Price Retirement Blend 2050 Trust	10,721,586
	State Street	State Street Global All Cap Equity	8,304,476
	State Street	State Street Russell Small/Mid Cap Index Fund	8,102,952
	T. Rowe Price	T. Rowe Price Retirement Blend 2025 Trust	7,354,582
	T. Rowe Price	T. Rowe Price Retirement Blend 2055 Trust	5,609,079
	State Street	State Street U.S. Bond Index Securities Lending Series Fund	5,527,823
	T. Rowe Price	T. Rowe Price Retirement Blend 2060 Trust	4,091,224
	Loomis	Loomis Sayles Core Plus Fixed Bond	3,470,855
	Alliance Bernstein	Alliance Bernstein US Small and Mid-Cap Portfolio	2,731,094
	T. Rowe Price	T. Rowe Price Retirement Blend 2020 Trust	2,698,832
	T. Rowe Price	T. Rowe Price Retirement Blend 2065 Trust	1,523,500
	T. Rowe Price	T. Rowe Price Retirement Blend 2015 Trust	1,412,287
	T. Rowe Price	T. Rowe Price Retirement Blend 2010 Trust	364,045
	T. Rowe Price	T. Rowe Price Retirement Blend 2005 Trust	148,547
			190,178,507
	Common Stock:
*	Clearwater Paper Corp	Clearwater Paper Stock Fund	1,547,099
	Other:
*	Fidelity	Interest-bearing cash account	33,878
*	Brokerage link	Self-directed brokerage accounts	6,111,868
*	Participant Loans	Interest rates from 3.25% to 9.50%, maturing through October 2040	2,942,134
	Total Assets		$223,201,535
*Represents a party-in-interest at December 31, 2025. Cost is omitted for participant directed investments.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(e) Current value
	Registered Investment Company Funds:
	Dodge & Cox Funds	Dodge & Cox Stock Fund Class X	$11,291,518
	Conestoga Funds	Conestoga Small Cap Fund	5,598,266
	Dodge & Cox Funds	Dodge & Cox International Stock Fund	3,222,391
	Vanguard Funds	Vanguard International Growth Fund Admiral	1,742,077
	DFA	DFA Emerging Markets Core Equity	426,045
	Principal Funds	PIF Diversified Real Asset I	107,752
			22,388,049
	Common and Collective Trusts:
	State Street	State Street S&P 500 Index Fund	33,016,695
	Winslow	Winslow Large Cap Growth Fund Class I	21,936,098
	T. Rowe Price	T. Rowe Price Retirement Blend 2030 Trust	19,204,896
	T. Rowe Price	T. Rowe Price Retirement Blend 2035 Trust	18,919,599
	T. Rowe Price	T. Rowe Price Retirement Blend 2040 Trust	12,649,213
	Galliard	Galliard Stable Return Fund E	11,497,020
	T. Rowe Price	T. Rowe Price Retirement Blend 2045 Trust	10,894,104
	T. Rowe Price	T. Rowe Price Retirement Blend 2050 Trust	10,721,586
	State Street	State Street Global All Cap Equity	8,304,476
	State Street	State Street Russell Small/Mid Cap Index Fund	8,102,952
	T. Rowe Price	T. Rowe Price Retirement Blend 2025 Trust	7,354,582
	T. Rowe Price	T. Rowe Price Retirement Blend 2055 Trust	5,609,079
	State Street	State Street U.S. Bond Index Securities Lending Series Fund	5,527,823
	T. Rowe Price	T. Rowe Price Retirement Blend 2060 Trust	4,091,224
	Loomis	Loomis Sayles Core Plus Fixed Bond	3,470,855
	Alliance Bernstein	Alliance Bernstein US Small and Mid-Cap Portfolio	2,731,094
	T. Rowe Price	T. Rowe Price Retirement Blend 2020 Trust	2,698,832
	T. Rowe Price	T. Rowe Price Retirement Blend 2065 Trust	1,523,500
	T. Rowe Price	T. Rowe Price Retirement Blend 2015 Trust	1,412,287
	T. Rowe Price	T. Rowe Price Retirement Blend 2010 Trust	364,045
	T. Rowe Price	T. Rowe Price Retirement Blend 2005 Trust	148,547
			190,178,507
	Common Stock:
*	Clearwater Paper Corp	Clearwater Paper Stock Fund	1,547,099
	Other:
*	Fidelity	Interest-bearing cash account	33,878
*	Brokerage link	Self-directed brokerage accounts	6,111,868
*	Participant Loans	Interest rates from 3.25% to 9.50%, maturing through October 2040	2,942,134
	Total Assets		$223,201,535
*Represents a party-in-interest at December 31, 2025. Cost is omitted for participant directed investments.
EBP, Plan Number	022